FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    11/13/07
-----------------------  ----------------------  -----------
      (Signature)             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      108

Form 13F Information Table Value Total: $175,843
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None







                                   Marietta Investment Partners, LLC
                                      Form 13F Information Table
                                          September 30, 2007

                                                                                                    Voting Authority
                                                                                                ------------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shared  None
--------------------------     -------------- --------- -------- ------- --- ---- ------- ----- -------  ------  -------
3M CO.                         COM            88579Y101    1,530  16,353 SH       Sole            16,353
ABB LTD.                       SPONSORED ADR  000375204      550  20,953 SH       Sole            14,533           6,420
ABBOTT LABS                    COM            002824100    1,445  26,945 SH       Sole            26,945
ADOBE SYS INC.                 COM            00724F101    3,106  71,139 SH       Sole            47,319          23,820
ALTRIA GROUP INC.              COM            02209S103      860  12,365 SH       Sole            12,365
AMERICA MOVIL SAB CV           SPON ADR L SHS 02364W105      696  10,880 SH       Sole             9,480           1,400
APPLE COMPUTER INC.            COM            037833100      629   4,097 SH       Sole             4,097
ARCADIA RES INC.               COM            039209101       11  13,000 SH       Sole            13,000
AT&T INC.                      COM            00206R102      231   5,470 SH       Sole             5,377              93
BAXTER INTL INC.               COM            071813109      336   5,965 SH       Sole             5,765             200
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,896      16 SH       Sole                16
BERKSHIRE HATHAWAY INC.        CL B           084670207    2,162     547 SH       Sole               545               2
BHP BILLITON LTD.              SPONSORED ADR  088606108    4,456  56,691 SH       Sole            40,021          16,670
BOEING CO.                     COM            097023105    3,469  33,042 SH       Sole            23,372           9,670
BP PLC                         SPONSORED ADR  055622104    1,632  23,532 SH       Sole            23,532
BRIGGS & STRATTON CORP.        COM            109043109      604  24,000 SH       Sole            24,000
BRISTOL MYERS SQUIBB           COM            110122108      421  14,624 SH       Sole            14,624
CAMERON INTL CORP.             COM            13342B105    3,023  32,759 SH       Sole            22,529          10,230
CAMPBELL SOUP CO.              COM            134429109      444  12,000 SH       Sole            12,000
CB RICHARD ELLIS GROUP         CL A           12497T101    1,551  55,720 SH       Sole            38,955          16,765
CHEVRON CORP NEW               COM            166764100    2,626  28,065 SH       Sole            23,565           4,500
CISCO SYS INC.                 COM            17275R102      491  14,825 SH       Sole            14,125             700
CITIGROUP INC.                 COM            172967101      792  16,973 SH       Sole            16,973
CNOOC LTD.                     SPONSORED ADR  126132109    3,554  21,353 SH       Sole            13,323           8,030
COACH INC.                     COM            189754104    2,024  42,826 SH       Sole            42,826
COCA COLA CO.                  COM            191216100      316   5,500 SH       Sole             5,500
COGNIZANT TECH SOLUTNS         CL A           192446102    2,517  31,543 SH       Sole            20,753          10,790
COLGATE PALMOLIVE CO.          COM            194162103    2,084  29,227 SH       Sole            18,077          11,150
COMPANHIA DE BEBIDAS           SPON ADR PFD   20441W203      208   2,845 SH       Sole             2,745             100
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209      962  28,360 SH       Sole            27,960             400
CONOCOPHILLIPS                 COM            20825C104      591   6,734 SH       Sole             6,734
DANAHER CORP DEL               COM            235851102    2,977  35,991 SH       Sole            23,446          12,545
DOMINION RES VA NEW            COM            25746U109      796   9,442 SH       Sole             9,442
DOW CHEM CO.                   COM            260543103      996  23,136 SH       Sole            23,136
DU PONT E I DE NEMOURS         COM            263534109    1,001  20,200 SH       Sole            20,200
E ON AG                        SPONSORED ADR  268780103      211   3,441 SH       Sole             3,241             200
EMERSON ELEC CO.               COM            291011104    3,641  68,414 SH       Sole            51,614          16,800
EXXON MOBIL CORP.              COM            30231G102    6,786  73,319 SH       Sole            73,069             250
FASTENAL CO.                   COM            311900104    1,462  32,200 SH       Sole            32,200
FISERV INC.                    COM            337738108    2,118  41,650 SH       Sole            41,650
FLUOR CORP NEW                 COM            343412102    3,073  21,346 SH       Sole            14,821           6,525
FOCUS MEDIA HLDG LTD.          SPONSORED ADR  34415V109      424   7,304 SH       Sole             7,084             220
FRANKLIN RES INC.              COM            354613101    2,772  21,738 SH       Sole            15,498           6,240
FREEPORT-MCMORAN COP&G         COM            35671D857    1,648  15,714 SH       Sole            15,714
GENENTECH INC.                 COM NEW        368710406      803  10,290 SH       Sole            10,290
GENERAL ELEC CO.               COM            369604103    5,201 125,616 SH       Sole           107,187          18,429
GILEAD SCIENCES INC.           COM            375558103    3,182  77,861 SH       Sole            58,501          19,360
GOLDMAN SACHS GROUP            COM            38141G104    3,036  14,009 SH       Sole             9,464           4,545
GOOGLE INC.                    CL A           38259P508    2,614   4,608 SH       Sole             3,148           1,460
GRANT PRIDECO INC.             COM            38821G101      415   7,619 SH       Sole             7,619
HEWLETT PACKARD CO.            COM            428236103    2,048  41,140 SH       Sole            35,085           6,055
ILLINOIS TOOL WKS INC.         COM            452308109      459   7,700 SH       Sole             6,000           1,700
INTERNATIONAL BUSINESS MACHS C COM            459200101      547   4,645 SH       Sole             4,645
ISHARES TR                     DJ SEL DIV INX 464287168      737  10,630 SH       Sole            10,630
ISHARES TR                     RUSSELL MCP GR 464287481      881   7,585 SH       Sole             7,010             575
ISHARES TR                     RUSSELL1000GRW 464287614      602   9,750 SH       Sole             9,450             300
ISHARES TR                     RUSSELL 1000   464287622      367   4,430 SH       Sole             4,100             330
ISHARES TR                     S&P SMLCAP 600 464287804      257   3,690 SH       Sole             3,690
ITRON INC.                     COM            465741106      272   2,925 SH       Sole             2,925
JOHNSON & JOHNSON              COM            478160104      878  13,368 SH       Sole            13,368
JOHNSON CTLS INC.              COM            478366107      853   7,226 SH       Sole             7,226
JPMORGAN CHASE & COMPANY       COM            46625H100    1,770  38,630 SH       Sole            38,080             550
KIMBERLY CLARK CORP.           COM            494368103    1,806  25,710 SH       Sole            25,710
KOHLS CORP.                    COM            500255104      907  15,825 SH       Sole            15,775              50
KRAFT FOODS INC.               CL A           50075N104      214   6,187 SH       Sole             6,187
LINCOLN NATL CORP IND          COM            534187109      226   3,430 SH       Sole             3,155             275
MANPOWER INC.                  COM            56418H100      701  10,900 SH       Sole            10,900
MARSHALL & ILSLEY              COM            571834100    1,713  39,140 SH       Sole            39,140
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,110  12,276 SH       Sole            12,276
MEDTRONIC INC.                 COM            585055106    2,788  49,417 SH       Sole            36,117          13,300
MICROSOFT CORP.                COM            594918104      766  25,999 SH       Sole            22,599           3,400
MONSANTO CO NEW                COM            61166W101    3,892  45,392 SH       Sole            32,442          12,950
NATIONAL OILWELL VARCO         COM            637071101    1,758  12,168 SH       Sole            11,603             565
NATIONAL PRESTO INDS.          COM            637215104      288   5,437 SH       Sole             5,437
NEWMONT MINING CORP.           COM            651639106      234   5,234 SH       Sole             5,234
NORDSTROM INC.                 COM            655664100    2,592  55,272 SH       Sole            38,267          17,005
NOVO-NORDISK A S               ADR            670100205    3,760  31,062 SH       Sole            22,702           8,360
OMNICOM GROUP                  COM            681919106    2,109  43,852 SH       Sole            31,262          12,590
ORACLE CORP.                   COM            68389X105      247  11,425 SH       Sole            10,975             450
PEPSICO INC.                   COM            713448108    5,324  72,677 SH       Sole            61,477          11,200
PFIZER INC.                    COM            717081103      977  40,000 SH       Sole            40,000
POLO RALPH LAUREN CORP.        CL A           731572103    2,032  26,141 SH       Sole            18,546           7,595
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104    1,215  23,630 SH       Sole            23,305             325
PPG INDS INC.                  COM            693506107      534   7,064 SH       Sole             7,064
PRAXAIR INC.                   COM            74005P104      207   2,475 SH       Sole             2,375             100
PRECISION CASTPARTS CP         COM            740189105      202   1,365 SH       Sole             1,315              50
PRICE T ROWE GROUP INC.        COM            74144T108    3,007  53,995 SH       Sole            36,430          17,565
PROCTER & GAMBLE CO.           COM            742718109    2,480  35,254 SH       Sole            34,154           1,100
PROLOGIS                       SH BEN INT     743410102      254   3,832 SH       Sole             3,707             125
PRUDENTIAL FINL INC.           COM            744320102    2,202  22,562 SH       Sole            16,482           6,080
ROCKWELL COLLINS INC.          COM            774341101    4,156  56,901 SH       Sole            43,996          12,905
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    2,161  26,300 SH       Sole            26,300
SARA LEE CORP.                 COM            803111103      556  33,320 SH       Sole            33,320
SCHLUMBERGER LTD.              COM            806857108    3,437  32,733 SH       Sole            26,763           5,970
SNAP ON INC.                   COM            833034101      557  11,248 SH       Sole            11,248
SPDR TR                        UNIT SER 1     78462F103    1,800  11,800 SH       Sole             5,000           6,800
STARWOOD HOTELS&RESORT         COM            85590A401    2,202  36,248 SH       Sole            23,728          12,520
STATE STREET CORP.             COM            857477103    2,917  42,792 SH       Sole            27,927          14,865
STRATTEC SEC CORP.             COM            863111100      228   4,868 SH       Sole             4,868
TEXAS INSTRUMENTS INC.         COM            882508104    3,376  92,258 SH       Sole            65,253          27,005
THERMO FISHER SCIENTIF         COM            883556102    2,594  44,945 SH       Sole            32,415          12,530
TRANSOCEAN, INC.               ORD            G90078109    2,806  24,822 SH       Sole            17,802           7,020
US BANCORP DEL                 COM NEW        902973304    2,528  77,719 SH       Sole            77,719
WEATHERFORD INTL LTD.          COM            G95089101    1,505  22,400 SH       Sole            22,400
WELLS FARGO CO.                COM            949746101      242   6,800 SH       Sole             6,800
WEYCO GROUP INC.               COM            962149100      226   7,200 SH       Sole             7,200
WEYERHAEUSER CO.               COM            962166104      325   4,500 SH       Sole             4,500
ZIMMER HOLDINGS INC W/I        COM            98956P102    2,638  32,569 SH       Sole            22,439          10,130
REPORT SUMMARY                 108                       175,843